                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4980

                      TCW CONVERTIBLE SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. REPORT TO STOCKHOLDERS.
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[TCW LOGO]

TCW CONVERTIBLE
SECURITIES FUND, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2005

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                      (THIS PAGE INTENTIONALLY LEFT BLANK)

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[TCW LOGO]

TCW CONVERTIBLE SECURITIES FUND, INC.
THE PRESIDENT'S LETTER

DEAR SHAREHOLDER:

The first quarter started off down a difficult path for the equity markets as fears of rising inflation gripped the market on the first day of trading in 2005. Amid rising oil prices and a potentially slowing economy as the Fed tightening cycle progressed at a "measured pace," equity valuations were ratcheted down. The second quarter saw positive returns in the equity markets as oil prices closed largely unchanged and economic conditions improved modestly. The Fed continued to raise interest rates in a measured fashion, signaling further rate increases in the near term. Against this backdrop, most major equity indices finished in negative territory for the first half of the year.

PERFORMANCE OF THE FUND'S SHARES

It was also a particularly difficult six months in the convertible securities market. Yield spreads widened, and redemptions at convertible arbitrage hedge funds put further pressure on convertible prices. For the six months ended June 30, 2005, the market price of the TCW Convertible Securities Fund, Inc. (the "Fund") returned -2.8% with dividends reinvested. For the same period, the S&P 500 Index delivered a total return of -0.8% while the Merrill Lynch Convertible Index generated a total return of -3.5%.

The market price of the Fund traded at a discount to net asset value per share during the first half of 2005. The discount averaged 7.2% with a high of 10.5%. The Fund paid a total dividend of twenty cents per share. The Fund's income is highly dependent on the level of short- and intermediate-term interest rates. As rates rise or fall, the Fund income is likely to move in unison.

PORTFOLIO STRUCTURE AND STRATEGY

The Fund managers use a bottom-up approach to security selection, with the objective of providing modest upside equity participation and a yield pickup over common stocks. The Fund buys securities of companies that demonstrate strong and improving business fundamentals. The Fund does not purchase securities that are in default or where the dividends are in arrears.

The Fund emphasizes current income and uses high yield securities to enhance the generation of income. The Fund currently has an average rating of BB+, with over 53% of its securities being investment grade. At June 30, 2005, the Fund's net assets are invested 60% in convertible bonds, 29% in convertible preferred stocks and 8% in a high yield instrument.

The annualized current yield on investments is 4.3%. We believe that the Fund has broad exposure to improving equity markets given its sector allocation and the structural characteristics of its convertible securities. The Fund is well diversified with 71 holdings in 20 industries.

ANNUAL SHAREHOLDER MEETING

The annual shareholder meeting is scheduled for September 29, 2005, and the proxy statement has been mailed. The Fund continues to trade at a discount, and a significant portion of the dividend will likely be a taxable return of capital for certain investors. The proxy statement contains a number of proposals put forth by the Board of Directors, including proposed amendments to the Fund's investment objectives and policies. These amendments are designed to provide the Fund's managers with greater flexibility for generating investment income and are part of the Board's ongoing efforts to reduce the Fund's discount to net asset value, increase yield, and enhance long-term shareholder value. I encourage all shareholders to vote affirmatively for these proposals.

DIVIDEND REINVESTMENT PLAN

Shareholders who wish to add to their investment may do so through the Dividend Reinvestment Plan (the "Plan"). Under the Plan, your dividend is used to purchase shares on the open market whenever shares, including the related sales commission, are selling below the Fund's net asset value per share. If the market price, including commission, is selling above the net asset value, you will receive shares at a price equal to the higher of the net asset value per share on the payment date or 95% of the closing market price on the payment date.

To enroll in the Plan, if your shares are registered in your name, write to The Bank of New York, Church Street Station, P.O. Box #11002, New York, New York 10277-0770, or call toll free at (800) 524-4458. If your shares are held by a brokerage firm, please call your broker. If you need assistance, please call our investor relations department at (877) 829-4768 or visit our website at www.tcw.com. As always, we would be pleased to accommodate your investment needs.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support.

                                       Sincerely,

                                       /s/ Alvin R. Albe Jr.

                                       Alvin R. Albe Jr.
                                       President & Chief
                                       Executive Officer

TCW CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL                                                  MARKET
   AMOUNT                                                     VALUE
------------                                             ---------------
              CONVERTIBLE CORPORATE BONDS
              AIRLINES
                 (0.9% OF NET ASSETS)
$  2,625,000  Pinnacle Airlines Corp., (144A),
                3.25%, due 02/15/25                      $     2,208,281*
                                                         ---------------
              BANKING & FINANCIAL
                 SERVICES (1.6%)
   3,525,000  Legg Mason, Inc., 0%,
                due 06/06/31                                   4,252,031+
                                                         ---------------
              COMMUNICATIONS (1.3%)
   2,445,000  Comverse Technology, Inc., 0%,
                due 05/15/23                                   3,377,156
                                                         ---------------
              COMPUTER SERVICES (6.8%)
     195,000  Computer Associates
                International, Inc., 1.625%,
                due 12/15/09                                     277,631
   1,775,000  Computer Associates
                International, Inc., (144A),
                1.625%, due 12/15/09                           2,527,156*
   1,110,000  CSG Systems International, Inc.,
                (144A), 2.5%, due 06/15/24                     1,028,137*
   1,955,000  Juniper Networks, Inc., 0%,
                due 06/15/08                                   2,607,481+
   5,415,000  Morgan Stanley, Exchangeable
                Cisco Systems, Inc., 0.25%,
                due 05/15/10                                   5,435,306
   2,705,000  Scientific Games Corp., (144A),
                0.75%, due 12/01/24                            2,934,925*
   1,525,000  Yahoo!, Inc., 0%, due 04/01/08                   2,636,344
                                                         ---------------
                  Total Computer Services                     17,446,980
                                                         ---------------
              COMPUTER SOFTWARE (1.8%)
   2,495,000  Mercury Interactive Corp., 0%,
                due 05/01/08                                   2,332,551
   4,635,000  Open Solutions, Inc., (144A),
                1.467%, due 02/02/35                           2,352,262*
                                                         ---------------
                  Total Computer Software                      4,684,813
                                                         ---------------
              ELECTRIC UTILITIES (1.8%)
$  1,700,000  Calpine Corp., 6%,
                due 09/30/14                             $     1,534,250+
   4,345,000  Calpine Corp., (144A), 4.75%,
                due 11/15/23                                   3,150,125*+
                                                         ---------------
                  Total Electric Utilities                     4,684,375
                                                         ---------------
              ELECTRONICS (13.1%)
   6,515,000  Agere Systems, Inc., 6.5%,
                due 12/15/09                                   6,596,437
   4,660,000  ASM Lithography Holding N.V.,
                (144A), 5.75%, due 10/15/06                    4,989,462*
   5,390,000  Cypress Semiconductor Corp.,
                1.25%, due 06/15/08                            5,780,775
   2,475,000  Eastman Kodak Co., (144A),
                3.375%, due 10/15/33                           2,666,812*
   5,575,000  Lehman Brothers Holdings,
                Inc., 0.25%, due 08/27/10                      5,094,156^
   2,850,000  LSI Logic Corp., 4%,
                due 05/15/10                                   2,821,500
   2,705,000  Synaptics, Inc., (144A), 0.75%,
                due 12/01/24                                   2,204,575*+
   3,880,000  Vishay Intertechnology, Inc.,
                3.625%, due 08/01/23                           3,729,650
                                                         ---------------
                  Total Electronics                           33,883,367
                                                         ---------------
              ENTERTAINMENT & LEISURE (3.1%)
   6,845,000  Carnival Corp., 1.132%,
                due 04/29/33                                   5,527,337
   2,335,000  Walt Disney Co. (The), 2.125%,
                due 04/15/23                                   2,407,969
                                                         ---------------
                  Total Entertainment &
                    Leisure                                    7,935,306
                                                         ---------------
              HEALTHCARE (0.2%)
   1,060,000  Antigenics, Inc., (144A), 5.25%,
                due 02/01/25                                     620,100*
                                                         ---------------
              INDUSTRIAL-DIVERSIFIED (5.2%)
   6,785,000  Roper Industries, Inc., 1.481%,
                due 01/15/34                                   3,536,681

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the value of these securities amounted to $83,811,905 or 32.5% of net assets. These securities are determined to be liquid by the Fund's board of directors.
+    Security partially or fully lent (Note 5).
^ Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

See accompanying Notes to Financial Statements.

  PRINCIPAL                                                  MARKET
   AMOUNT                                                     VALUE
------------                                             ---------------
$  2,655,000  Tyco International Group SA,
                (144A), 2.75%, due 01/15/18              $     3,438,225*
   4,635,000  Tyco International Group SA,
                (144A), 3.125%,
                due 01/15/23                                   6,431,062*
                                                         ---------------
                  Total Industrial-
                    Diversified                               13,405,968
                                                         ---------------
              INSURANCE (1.0%)
   2,830,000  Swiss RE America Holding,
                (144A), 3.25%, due 11/21/21                    2,688,500*
                                                         ---------------
              MEDIA-BROADCASTING &
                PUBLISHING (6.3%)
   2,315,000  Liberty Media Corp., (144A),
                Exchangeable Time Warner
                Inc., 0.75%, due 03/30/23                      2,453,900*
   5,075,000  Liberty Media Corp.,
                Exchangeable Time Warner,
                Inc., 0.75%, due 03/30/23                      5,379,500
   4,505,000  Liberty Media Corp.,
                Exchangeable Viacom, Inc.,
                Class B, 3.25%,
                due 03/15/31                                   3,468,850
   5,961,500  Sinclair Broadcast Group, Inc.,
                6%, due 09/15/12                               5,022,564
                                                         ---------------
                  Total Media-Broadcasting &
                    Publishing                                16,324,814
                                                         ---------------
              MEDICAL SUPPLIES (5.4%)
   1,110,000  Cooper Companies, Inc.,
                2.625%, due 07/01/23                           1,616,438+
   1,850,000  Cooper Companies, Inc., (144A),
                2.625%, due 07/01/23                           2,694,063*
   3,750,000  Cytyc Corp., 2.25%, due 03/15/24                 3,684,375
   5,615,000  Fisher Scientific International,
                Inc., 3.25%, due 03/01/24                      5,839,600+
                                                         ---------------
                  Total Medical Supplies                      13,834,476
                                                         ---------------
              OIL & GAS (5.3%)
$  1,685,000  Cal Dive International, Inc.,
                (144A), 3.25%, due 12/15/25              $     1,866,138*
   1,410,000  McMoRan Exploration Co.,
                (144A), 5.25%, due 10/06/11                    1,941,119*
     250,000  McMoRan Exploration Co.,
                (144A), 6%, due 07/02/08                         373,438*
   2,685,000  Pride International, Inc., (144A),
                3.25%, due 05/01/33                            3,225,356*
   2,465,000  Schlumberger, Ltd., Series B,
                2.125%, due 06/01/23                           2,779,288+
   2,730,000  SEACOR Holdings, Inc., (144A),
                2.875%, due 12/15/24                           2,890,388*
     500,000  Willbros Group, Inc., (144A),
                2.75%, due 03/15/24                              451,875*
                                                         ---------------
                  Total Oil & Gas                             13,527,602
                                                         ---------------
              PHARMACEUTICALS (5.5%)
   2,650,000  Axcan Pharma, Inc., (144A),
                4.25%, due 04/15/08                            3,249,563*
   3,425,000  Connetics Corp., (144A), 2%,
                due 03/30/15                                   2,851,313*
   4,465,000  Genzyme Corp, 1.25%,
                due 12/01/23                                   4,693,831+
     840,000  Teva Pharmaceutical Finance II
                LLC, Series A, 0.5%,
                due 02/01/24                                     827,400+
   2,435,000  Teva Pharmaceutical Finance II
                LLC, Series B, 0.25%,
                due 02/01/24                                   2,425,869
                                                         ---------------
                  Total Pharmaceuticals                       14,047,976
                                                         ---------------
              REAL ESTATE (1.2%)
   2,605,000  Capital Automotive REIT,
                6%, due 05/15/24                               2,979,469
                                                         ---------------
                  TOTAL CONVERTIBLE CORPORATE
                    BONDS (COST: $156,493,352)
                    (60.5%)                                  155,901,214
                                                         ---------------

REIT - Real Estate Investment Trust.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the value of these securities amounted to $83,811,905 or 32.5% of net assets. These securities are determined to be liquid by the Fund's board of directors.
+    Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

  PRINCIPAL                                                  MARKET
   AMOUNT                                                     VALUE
------------                                             ---------------
              OTHER SECURITIES
              BANKING & FINANCIAL
                SERVICES (7.9%)
$ 20,250,000  Dow Jones CDX. NA.
                HY Trust 1, (144A), 8.25%,
                due 06/29/10                             $    20,351,250*+***
                                                         ---------------
                  TOTAL OTHER SECURITIES
                    (COST: $19,955,208)
                    (7.9%)                                    20,351,250
                                                         ---------------

  NUMBER OF
   SHARES
------------
              CONVERTIBLE PREFERRED STOCK
              AUTOMOTIVE (3.6%)
      85,485  Ford Motor Co. Capital Trust II,
                $3.25                                          3,430,086
     110,000  General Motors Corp., $1.125                     2,681,250
     163,350  General Motors Corp., $1.3125                    3,031,776
                                                         ---------------
                  Total Automotive                             9,143,112
                                                         ---------------
              BANKING & FINANCIAL
                SERVICES (5.0%)
      76,700  Household International, Inc.,
                Exchangeable HSBC
                Holdings PLC, $2.1875                          3,380,399
      33,300  Sovereign Capital Trust IV,
                $2.1875                                        1,465,200
      37,090  State Street Corp., $13.50                       8,048,530
                                                         ---------------
                  Total Banking & Financial
                    Services                                  12,894,129
                                                         ---------------
              COMMERCIAL SERVICES (2.6%)
      87,085  United Rentals, Inc., $3.25                      3,657,570
      25,805  Xerox Corp., $6.25                               3,072,343
                                                         ---------------
                  Total Commercial Services                    6,729,913
                                                         ---------------
              ELECTRIC UTILITIES (3.7%)
      23,200  Aquila, Inc., $1.688                       $       811,536
     102,920  Dominion Resources, Inc.,
                $4.375                                         5,706,914+
     110,000  Great Plains Energy, Inc.,
                $2.00                                          3,093,200+
                                                         ---------------
                  Total Electric Utilities                     9,611,650
                                                         ---------------
              FOOD RETAILERS (0.9%)
     106,665  Albertson's, Inc., $1.8125                       2,386,096
                                                         ---------------
              HEALTHCARE (3.1%)
      89,250  Baxter International, Inc.,
                $3.50                                          4,942,219+
      52,900  Omnicare, Inc., $2.00                            3,081,425
                                                         ---------------
                  Total Healthcare                             8,023,644
                                                         ---------------
              INSURANCE (8.1%)
     145,700  Chubb Corp., $1.75                               4,694,454
      94,100  Hartford Financial Services
                Group, Inc., $3.50                             6,481,137
      78,450  Phoenix Companies, Inc.,
                Exchangeable Hilb, Rogal
                and Hamilton Co., $2.667                       2,656,945
      47,905  Reinsurance Group of
                America, Inc., $2.875                          2,852,743
      59,150  The St. Paul Companies, Inc.,
                $4.50                                          4,087,265
                                                         ---------------
                  Total Insurance                             20,772,544
                                                         ---------------
              OIL & GAS (1.6%)
       2,880  Chesapeake Energy Corp.,
                (144A), $41.25                                 4,223,880*
                                                         ---------------
                  TOTAL CONVERTIBLE PREFERRED
                    STOCK (COST: $68,453,115)
                    (28.6%)                                   73,784,968
                                                         ---------------

  * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the value of these securities amounted to $83,811,905 or 32.5% of net assets. These securities are determined to be liquid by the Fund's board of directors.
*** Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.
  +  Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

  PRINCIPAL                                                  MARKET
   AMOUNT                                                     VALUE
------------                                             ---------------
              SHORT-TERM INVESTMENTS
$    462,317  ABN Amro Bank NV, 3.25%,
                due 08/05/05                             $       462,317**
   1,386,951  American Beacon Money
                Market Fund, 3.182%,
                due 07/01/05                                   1,386,951**
     924,634  Bank of America, 3.03%,
                due 07/05/05                                     924,634**
      69,348  Bank of America, 3.27%,
                due 08/30/05                                      69,348**
      36,314  Bank of Montreal, 3.01%,
                due 07/01/05                                      36,314**
     523,063  Bank of Nova Scotia, 3.11%,
                due 07/11/05                                     523,063**
     980,112  Bank of Nova Scotia,
                3.16%, due 07/15/05                              980,112**
   1,784,956  Bank of Nova Scotia, 3.3%,
                due 07/29/05                                   1,784,956**
     231,158  Bank of the West, 3.27%,
                due 07/27/05                                     231,158**
     924,634  Barclays PLC, 3.16%,
                due 07/14/05                                     924,634**
     462,317  Bear Stearns Companies, Inc.,
                3.572%, due 09/08/05                             462,317**
   4,884,844  BGI Institutional Money
                Market Fund, 3.245%,
                due 07/01/05                                   4,884,844**
   1,618,102  Calyon, 3.09%,
                due 07/01/05                                   1,618,102**
   2,311,585  Calyon, 3.31%,
                due 07/01/05                                   2,311,585**
   1,155,792  Canadian Imperial Bank of
                Commerce, 3.405%,
                due 05/18/06                                   1,155,792**
     734,409  Citigroup, Inc., 3.03%,
                due 07/06/05                                     734,409**
     462,750  Citigroup, Inc., 3.1%,
                due 07/25/05                                     462,750**
$    257,234  Compass Securitization LLC,
                3.157%, due 07/11/05                     $       257,234**
     231,158  Credit Suisse First Boston
                Corp., 3.154%,
                due 09/09/05                                     231,158**
   1,198,588  Credit Suisse First Boston
                Corp., 3.16%,
                due 07/13/05                                   1,198,588**
     302,565  Credit Suisse First Boston
                Corp., 3.2%, due 07/18/05                        302,565**
     231,158  Credit Suisse First Boston
                Corp., 3.435%,
                due 03/10/06                                     231,158**
     693,475  Dexia Group, 3.24%,
                due 07/21/05                                     693,475**
     462,317  Fairway Finance, 3.26%,
                due 07/25/05                                     462,317**
     601,012  Falcon Asset Securitization
                Corp., 3.168%, due 07/12/05                      601,012**
     231,158  First Tennessee National Corp.,
                3.22%, due 08/09/05                              231,158**
   1,516,826  Fortis Bank, 3.25%,
                due 07/25/05                                   1,516,826**
     767,418  Fortis Bank, 3.25%,
                due 08/04/05                                     767,418**
   1,155,792  Fortis Bank, 3.26%,
                due 07/07/05                                   1,155,792**
     462,317  General Electric Capital Corp.,
                3.252%, due 07/06/05                             462,317**
   2,334,117  Goldman Sachs Group, Inc.,
                3.33%, due 08/05/05                            2,334,117**
     462,317  Grampian Funding LLC,
                3.284%, due 07/13/05                             462,317**
     284,269  Greyhawk Funding, 3.314%,
                due 08/09/05                                     284,269**
     693,475  Harris Trust & Savings Bank,
                3.295%, due 11/04/05                             693,475**

**   Represents investments of security lending collateral (Note 5).

See accompanying Notes to Financial Statements.

  PRINCIPAL                                                  MARKET
   AMOUNT                                                     VALUE
------------                                             ---------------
$    222,260  HBOS Halifax Bank of Scotland,
                3.15%, due 08/08/05                      $       222,260**
     462,317  HSBC Holdings PLC,
                3.25%, due 08/05/05                              462,317**
  11,520,775  Investors Bank & Trust
                Depository Reserve,
                2.02%, due 07/01/05                           11,520,775
     839,168  JP Morgan Chase & Co., 3.2%,
                due 07/20/05                                     839,168**
     625,191  Jupiter Securitization Corp.,
                3.208%, due 07/15/05                             625,191**
     924,634  Jupiter Securitization Corp.,
                3.261%, due 07/27/05                             924,634**
     538,878  Lexington Parker Capital Co.,
                 3.258%, due 07/19/05                            538,878**
   1,863,802  Merrimac Cash Fund
                (Premium Class), 3.037%,
                due 07/01/05                                   1,863,802**
   1,155,792  National Australia Bank,
                3.26%, due 07/06/05                            1,155,792**
     554,780  Nordea Bank Finland PLC,
                3.165%, due 08/09/05                             554,780**
     462,317  Nordea Bank Finland PLC,
                3.24%, due 08/03/05                              462,317**
     924,634  Park Avenue Receivables Corp.,
                3.259%, due 07/22/05                             924,634**
     294,703  Park Avenue Receivables Corp.,
                3.304%, due 07/14/05                             294,703**
     482,065  Prefco Co., 3.26%,
                due 07/26/05                                     482,065**
     693,475  Rabobank Nederland, 3.35%,
                due 07/01/05                                     693,475**
     304,742  Ranger Funding, 3.188%,
                due 07/15/05                                     304,742**
     462,317  Ranger Funding, 3.263%,
                due 07/07/05                                     462,317**
   1,040,213  Royal Bank of Canada, 3.25%,
                due 07/07/05                                   1,040,213**
$    924,634  Royal Bank of Scotland, 3.24%,
                due 08/08/05                             $       924,634**
     924,634  Royal Bank of Scotland, 3.29%,
                due 07/12/05                                     924,634**
     924,634  Royal Bank of Scotland, 3.31%,
                due 08/09/05                                     924,634**
     459,110  Sheffiled Receivables Corp.,
                3.335%, due 07/15/05                             459,110**
   1,494,092  Societe Generale Groupe,
                3.24%, due 08/09/05                            1,494,092**#
     693,475  Toronto Dominion Bank, 3.25%,
                due 08/02/05                                     693,475**
   1,386,951  UBS AG, 3.25%,
                due 08/09/05                                   1,386,951**
   2,311,585  Wells Fargo & Co., 3.27%,
                due 08/01/05                                   2,311,585**
                                                         ---------------
                  TOTAL SHORT-TERM
                    INVESTMENTS
                    (COST: $63,329,660)
                    (24.6%)                                   63,329,660
                                                         ---------------
                  TOTAL INVESTMENTS
                    (COST: $308,231,335)
                    (121.6%)                                 313,367,092
              LIABILITIES IN EXCESS OF
                OTHER ASSETS (-21.6%)                        (55,657,676)
                                                         ---------------
              NET ASSETS (100.0%)                        $   257,709,416
                                                         ===============

 **  Represents investments of security lending collateral (Note 5).
  #  Affiliated investment.

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
INVESTMENTS BY INDUSTRY--JUNE 30, 2005 (UNAUDITED)

                                                           PERCENTAGE OF
INDUSTRY                                                     NET ASSETS
------------------------------------------------------------------------
Airlines                                                         0.9%
Automotive                                                       3.6
Banking & Financial Services                                    14.5
Commercial Services                                              2.6
Communications                                                   1.3
Computer Services                                                6.8
Computer Software                                                1.8
Electric Utilities                                               5.5
Electronics                                                     13.1
Entertainment & Leisure                                          3.1
Food Retailers                                                   0.9
Healthcare                                                       3.3
Industrial-Diversified                                           5.2
Insurance                                                        9.1
Media-Broadcasting & Publishing                                  6.3
Medical Supplies                                                 5.4
Oil & Gas                                                        6.9
Pharmaceuticals                                                  5.5
Real Estate                                                      1.2
Short-Term Investments                                          24.6
                                                               -----
     Total                                                     121.6%
                                                               =====

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES--JUNE 30, 2005 (UNAUDITED)

ASSETS:
     Investments, at Value (Cost: $308,231,335)                                    $   313,367,092
     Interest and Dividends Receivable                                                   1,296,539
                                                                                   ---------------
          Total Assets                                                                 314,663,631
                                                                                   ---------------
LIABILITIES:
     Distributions Payable                                                               4,808,608
     Payables upon Return of Securities Loaned                                          51,808,885
     Accrued Investment Advisory Fees                                                      129,476
     Other Accrued Expenses                                                                207,246
                                                                                   ---------------
          Total Liabilities                                                             56,954,215
                                                                                   ---------------
NET ASSETS                                                                         $   257,709,416
                                                                                   ===============

Net Assets were comprised of:
     Common Stock, par value $0.01 per share, (75,000,000 shares authorized,
        47,609,979 shares issued and outstanding)                                  $       476,100
     Paid-in Capital                                                                   349,763,595
     Undistributed Net Realized (Loss) on Investments                                  (93,159,824)
     Net Unrealized Appreciation of Investments                                          5,135,757
     Undistributed (Distributions in Excess of) Net Investment Income                   (4,506,212)
                                                                                   ---------------
NET ASSETS                                                                         $   257,709,416
                                                                                   ===============
NET ASSET VALUE PER SHARE                                                          $          5.41
                                                                                   ===============

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS--SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
     Interest (including net security lending fees of $191,443)                    $     3,110,345
     Dividends                                                                           2,891,291
                                                                                   ---------------
          Total Investment Income                                                        6,001,636
                                                                                   ---------------
EXPENSES:
     Investment Advisory Fees                                                              786,689
     Accounting Fees                                                                        22,263
     Administration Fees                                                                    38,403
     Audit and Tax Service Fees                                                             23,095
     Transfer Agent Fees                                                                    33,383
     Custodian Fees                                                                          8,196
     Directors' Fees and Expenses                                                           39,672
     Proxy Costs                                                                            31,086
     Listing Fees                                                                           23,018
     Insurance Costs                                                                         7,799
     Legal Fees                                                                             74,492
     Printing and Distribution Costs                                                        24,828
     Miscellaneous                                                                          27,729
                                                                                   ---------------
          Total Expenses                                                                 1,140,653
                                                                                   ---------------
          Net Investment Income                                                          4,860,983
                                                                                   ---------------
NET REALIZED GAIN AND CHANGE IN UNREALIZED DEPRECIATION
   OF INVESTMENTS:
     Net Realized Gain on Investments                                                    4,933,011
     Change in Unrealized (Depreciation) of Investments                                (18,090,338)
                                                                                   ---------------
          Net Realized Gain and Change in Unrealized Depreciation
             of Investments                                                            (13,157,327)
                                                                                   ---------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $    (8,296,344)
                                                                                   ===============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                               JUNE 30, 2005       YEAR ENDED
                                                                                (UNAUDITED)     DECEMBER 31, 2004
                                                                              ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net Investment Income                                                    $     4,860,983   $       9,647,375
     Net Realized Gain on Investments                                               4,933,011          19,334,115
     Change in Unrealized (Depreciation) of Investments                           (18,090,338)        (10,292,965)
                                                                              ---------------   -----------------
          Increase (Decrease) in Net Assets Resulting from Operations              (8,296,344)         18,688,525
                                                                              ---------------   -----------------
Distributions to Shareholders:
     From Net Investment Income                                                    (9,617,218)        (11,593,484)
                                                                              ---------------   -----------------
Capital Share Transactions:
     Additional Paid-in Capital                                                            --             114,359
     Shares Redeemed (1,000,000 for the six months ended
        June 30, 2005 and 899,300 for the year ended
        December 31, 2004)                                                         (5,249,694)         (4,697,540)
                                                                              ---------------   -----------------
     (Decrease) in Net Assets Resulting from Net Capital
        Share Transactions                                                         (5,249,694)         (4,583,181)
                                                                              ---------------   -----------------
          Total Increase (Decrease) in Net Assets                                 (23,163,256)          2,511,860
NET ASSETS:
Beginning of Period                                                               280,872,672         278,360,812
                                                                              ---------------   -----------------
End of Period                                                                 $   257,709,416   $     280,872,672
                                                                              ===============   =================

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

TCW Convertible Securities Fund, Inc. (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities. In accordance with the requirements of Rule 35d-1 under the 1940 Act, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in convertible securities. The 80% investment policy described above is non-fundamental and may be changed by the Board of Directors to become effective upon at least 60 days' notice to shareholders.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of identified cost.

DISTRIBUTIONS: Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund's Board of Directors in October 2004. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund's net asset value on an annualized basis. The distribution will be based on the Fund's net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as return of capital. Under certain conditions (which the Fund presently meets), federal tax regulations cause some or all of the capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for market discount and premium, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

REPURCHASE AGREEMENTS: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price. The Fund did not enter into any repurchase agreements for the six months ended June 30, 2005.

NOTE 2--FEDERAL INCOME TAXES:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2005, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities                $    17,022,925
Depreciated securities                    (11,887,168)
                                      ---------------
Net unrealized appreciation           $     5,135,757
                                      ===============
Cost of securities for federal
   income tax purposes                $   308,231,335
                                      ===============

NOTE 3--INVESTMENT ADVISORY AND SERVICE FEES:

TCW Investment Management Company (the "Advisor") is the investment advisor of the Fund. As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average net assets and 0.50% of the Fund's average net assets in excess of $100 million.

NOTE 4--PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2005, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $85,348,649 and $106,864,527, respectively. There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2005.

NOTE 5--SECURITY LENDING:

During the six months ended June 30, 2005, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At June 30, 2005, the cash collateral received from the borrowing brokers was $51,808,885 which is 102.7% of the value of the loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

NOTE 6--DIRECTORS' FEES:

Directors who are not affiliated with the Advisor received, as a group, aggregate fees and expenses of $39,672 from the Fund for the six months ended June 30, 2005. Certain officers and/or directors of the Fund are also officers and/or directors of the Advisor.

NOTE 7--RESTRICTED SECURITIES:

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at June 30, 2005.

NOTE 8--SHARE REPURCHASE PLAN: On October 28, 2004, the Board of Directors of the Fund authorized the Fund to adopt a share repurchase plan which involved the repurchase of up to 1 million shares of its common stock. The Fund commenced the repurchase plan on January 24, 2005 and completed the repurchase of the 1 million shares on February 25, 2005. The following is the summary of the Plan:

                                              TOTAL
                                              -----
Total Shares Repurchased                     1,000,000
Cost of Shares Repurchased                $  5,249,694
Average Price of Shares Repurchased       $       5.25
Average Discount from NAV                         7.90%

TCW CONVERTIBLE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 2005                            YEAR ENDED DECEMBER 31,
                                           (UNAUDITED)          2004          2003          2002           2001           2000
                                          -------------     ---------------------------------------------------------------------
Net Asset Value Per Share,
   Beginning of Period                     $      5.78      $      5.62   $      4.63   $      6.70    $      8.48    $     11.32
                                           -----------      -----------   -----------   -----------    -----------    -----------
Income from Operations:
   Net Investment Income (3)                      0.10             0.20          0.20          0.32           0.38           0.35
   Net Realized and Unrealized
     Gains (Losses) on Securities                (0.27)            0.19          1.00         (1.68)         (1.31)         (0.80)
                                           -----------      -----------   -----------   -----------    -----------    -----------
          Total from Investment
             Operations                          (0.17)            0.39          1.20         (1.36)         (0.93)         (0.45)
                                           -----------      -----------   -----------   -----------    -----------    -----------
Less Distributions:
   Distributions from Net
     Investment Income                           (0.20)           (0.24)        (0.16)        (0.32)         (0.60)         (0.35)
   Distributions from Net
     Realized Gain                                  --               --            --            --             --          (2.06)
   Distributions from
     Paid-in-Capital                                --               --         (0.06)        (0.39)         (0.24)            --
                                           -----------      -----------   -----------   -----------    -----------    -----------
          Total Distributions                    (0.20)           (0.24)        (0.22)        (0.71)         (0.84)         (2.41)
                                           -----------      -----------   -----------   -----------    -----------    -----------
Capital Activity:
   Impact to Capital for
     Shares Issued                                  --               --(7)         --            --          (0.01)            --
   Impact to Capital for Shares
     Repurchased                                    --(6)          0.01          0.01            --             --           0.02
                                           -----------      -----------   -----------   -----------    -----------    -----------
          Total from Capital Activity               --             0.01          0.01            --          (0.01)          0.02
                                           -----------      -----------   -----------   -----------    -----------    -----------
Net Asset Value Per Share,
   End of Period                           $      5.41      $      5.78   $      5.62   $      4.63    $      6.70    $      8.48
                                           ===========      ===========   ===========   ===========    ===========    ===========
Market Value Per Share,
   End of Period                           $      5.01      $      5.36   $      4.98   $      4.16    $      8.55    $     10.38
                                           ===========      ===========   ===========   ===========    ===========    ===========
Total Investment Return (1)                      (2.76)%(5)       13.02%        25.14%       (45.11)%        (9.27)%        34.95%
Net Asset Value Total Return (2)                 (2.90)%(5)        7.23%        26.82%       (20.75)%       (10.89)%        (4.79)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)                          $   257,709      $   280,873   $   278,361   $   236,073    $   339,577    $   352,555
Ratio of Expenses to Average
   Net Assets                                     0.87%(4)         0.90%         0.84%         0.83%          0.75%          0.69%
Ratio of Net Investment Income
   to Average Net Assets                          3.69%(4)         3.51%         3.89%         5.82%          5.16%          2.88%
Portfolio Turnover Rate                          32.68%(5)        91.35%       115.16%        75.04%        129.57%        159.44%

(1) Based on net market value per share, adjusted for reinvestment of distributions.
(2) Based on net asset value per share, adjusted for reinvestment of distributions.
(3)  Computed using average shares outstanding throughout the period.
(4)  Annualized.
(5) For the six months ended June 30, 2005 and not indicative of a full year's operating results.
(6)  Amount rounds to less than $0.01.
(7) Impact from reclassification of $114,359 from other liabilities to paid-in capital is less than $0.01. The Fund reclassified the amount in 2004 in that the estimated liabilities related to the Fund's last rights offering are no longer required.

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
ADDITIONAL DISCLOSURE

PROXY VOTING GUIDELINES

      The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund's proxy voting authority to the Advisor.

      DISCLOSURE OF PROXY VOTING GUIDELINES

      The proxy voting guidelines of the Advisor are available:

      1. By calling (877) 829-4768 to obtain a hard copy; or

      2. By going to the SEC website at http://www.sec.gov.

      When the Fund receives a request for a description of the Advisor's proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

      The Advisor, on behalf of the Fund, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Fund's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available:

      1. By calling (877) 829-4768 to obtain a hard copy; or

      2. By going to the SEC website at http://www.sec.gov.

      When the Fund receives a request for the Fund's proxy voting record, it will send the information disclosed in the Fund's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

      The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

AVAILABILITY OF QUARTERLY PORFOLIO SCHEDULE

      The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling (877)829-4768 to obtain a hard copy. You may also obtain the Fund's Form N-Q:

      1. By going to the SEC website at http://www.sec.gov.; or

      2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

CORPORATE GOVERNANCE LISTING STANDARDS

      In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on August 5, 2005.

[TCW LOGO]

TCW CONVERTIBLE SECURITIES FUND, INC.
APPROVAL OF ADVISORY AND MANAGEMENT AGREEMENT

TCW Convertible Securities Fund, Inc. (the "Company") and TCW Investment Management Company (the "Adviser") are parties to an Investment Advisory and Management Agreement ("Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of the Company. At a meeting held on April 28, 2005, the Board of Directors of the Company re-approved the Advisory Agreement. During an executive session conducted prior to the meeting, the Independent Directors considered the sufficiency of the information provided to assist them in their review of the Advisory Agreement and made preliminary assessments with respect to the Advisory Agreement. The Adviser provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The Independent Directors reviewed the material and determined that they were sufficient and that no additional or supplemental material were necessary. Discussed below are the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

     - The Board considered the benefits to shareholders of continuing to retain the Adviser as the adviser to the Company, particularly in light of the nature, extent, and quality of services provided by the Adviser. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Company and whether the Adviser has sufficiently qualified personnel. The Board noted the background and experience of the Adviser's senior management, and that the expertise of and amount of attention expected to be given to the Company by the Adviser is substantial. The Board considered the Adviser's ability to attract and retain qualified business professionals. The Board also considered the breadth of the Adviser's compliance program as well as the Adviser's compliance operations with respect to the Company, including measures recently taken by the Adviser to assist the Company in complying with Rule 38a-1 under the Investment Company Act of 1940. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Company by the Adviser under the Advisory Agreement.

     - The Board was provided with a report prepared by an independent third party (the "Report"), which provided a comparative analysis of the performance of the Company to similar funds, including the recent, medium and long-term performance of the Company. The Board reviewed information in the Report regarding the performance and expense levels of the Company as compared to other funds in its peer group and category, and considered the rankings given the Company in the Report. In considering the Company's performance, the Board noted that the Company's expenses were lower than the average expenses of the Company's peer group and category, and that the management fee charged to the Company was low compared to its peers. The Board considered information about the company's historical performance, and noted that although the performance of the Company has been below that of its peers for the one, three- and five-year periods, the Adviser has taken steps to address performance, including adjustments in the credit composition of the portfolio, and the replacement of a portfolio manager several years ago. The Board noted that the Company was in the third quartile for both its peer group and category for 2004, and that it outperformed its comparative benchmarks in the fourth quarter of 2004 and requested that the Adviser consider whether any additional adjustments to the Fund's strategy would be appropriate.

     - The Board considered information in the Report and in materials prepared by the Adviser regarding the advisory fees charged under other investment advisory contracts with the Adviser and other investment advisers for other registered investment companies or other types of clients. Based on their evaluation of this information, the Board concluded that when compared with the management fees and total expenses charged by funds in its peer group, the contractual management fees and expenses of the Company are reasonable.

     - The Board considered the cost of services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Company, including the overall financial soundness of the Adviser. The Board reviewed profitability information provided by the Adviser. The Board concluded that the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered.

     - The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the Adviser's relationship with the Company, including soft dollar arrangements. The Board noted that, in addition to the fees the Adviser received under the Advisory Agreement, the Adviser could receive additional benefits from the Company in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Adviser from its relationship with the Company included benefits which were consistent with those generally derived by sub-advisers to funds.

After consideration of these factors, the Board found that: (i) the compensation payable under the Advisory Agreement bears a reasonable relationship to the services to be rendered and are fair and reasonable; and (ii) the Advisory Agreement is in the best interests of the Company and its shareholders and should be renewed for a one year period.

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

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

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

[TCW LOGO]

[TCW LOGO]

TCW CONVERTIBLE SECURITIES FUND, INC.

DIRECTORS AND OFFICERS

Samuel P. Bell
DIRECTOR

Richard W. Call
DIRECTOR

Ernest O. Ellison
DIRECTOR

Matthew K. Fong
DIRECTOR

Alvin R. Albe, Jr.
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Mohan Kapoor
SENIOR VICE PRESIDENT

Thomas D. Lyon
SENIOR VICE PRESIDENT

Thomas E. Larkin, Jr.
SENIOR VICE PRESIDENT

Hilary G.D. Lord
SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER

John A. Gavin
DIRECTOR

Patrick C. Haden
CHAIRMAN

Charles A. Parker
DIRECTOR

Robert G. Sims
DIRECTOR

Philip K. Holl
SECRETARY AND ASSOCIATE GENERAL COUNSEL

Michael E. Cahill
GENERAL COUNSEL AND ASSISTANT SECRETARY

David S. DeVito
TREASURER AND CHIEF FINANCIAL OFFICER

George N. Winn
ASSISTANT TREASURER

SHAREHOLDER INFORMATION
INVESTMENT ADVISER
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017

TRANSFER AGENT, DIVIDEND REINVESTMENT AND
DISBURSING AGENT AND REGISTRAR
The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

INDEPENDENT AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

LEGAL COUNSEL
Dechert
1775 Eye Street N.W.
Washington DC, 20006

ITEM 2.   CODE OF ETHICS.  Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS.  Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          (a) Registrant Purchases of Equity Securities

                                                                                              (d)
                                                                    (c)                       MAXIMUM NUMBER
                                                                    TOTAL NUMBER OF           (OR APPROXIMATE
                            (a)                                     SHARES (OR UNITS)         DOLLAR VALUE) OF
                            TOTAL NUMBER         (b)                PURCHASED AS PART         SHARES (OR UNITS)
                            OF SHARES (OR        AVERAGE PRICE      OF PUBLICLY               THAT MAY YET BE
                            UNITS)               PAID PER SHARE     ANNOUNCED PLANS           PURCHASED UNDER THE
PERIOD                      PURCHASED            (OR UNITS)         OR PROGRAMS               PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------------
January 1, 2005 to             188,200           $    5.15          3,188,200                 811,800
January 31, 2005

February 1, 2005 to            811,800           $    5.27          4,000,000                       0
February 28, 2005

March 1, 2005 to                     0                   0                  0                       0
March 31, 2005

April 1, 2005 to                     0                   0                  0                       0
April 30, 2005

May 1, 2005 to                       0                   0                  0                       0
May 31, 2005
June 1, 2005 to                      0                   0                  0                       0
June 30, 2005
------------------------------------------------------------------------------------------------------------------
Total                        1,000,000           $    5.25          4,000,000                       0

          (b) The share repurchase plan was initially announced July 20, 2000 and authorized the repurchase of 2,000,000 shares. On November 12, 2003, it was announced that the share repurchase plan was being reinstituted and amount increased to 3,000,000 shares. On January 13, 2005, it was announced that the share repurchase plan adopted in 2004 authorizing the repurchase of 1,000,000 shares would commence.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

          (a) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Convertible Securities Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe Jr.
                                    -------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    -------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                September 7, 2005

By (Signature and Title)
                                            /s/ David S. DeVito
                                    -------------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                September 7, 2005